Equity-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Equity-Based Compensation
Schedule of unit option activity

		Weighted-Average
	Options	Fair Value	Average Life
Options outstanding at December 31, 2021	3,200,071	$0.49	8.7 years
Options granted	274,868	$3.24
Options forfeited	(218,246)	$0.52
Options exercised	(39,344)	$0.53
Outstanding at December 31, 2022	3,217,349	$0.72	7.8 years

Exercisable at December 31, 2022	605,246	$0.53	7.6 years

Schedule of restricted unit option activity

		Average Fair
	RSUs	Market Value
Outstanding at December 31, 2021	—	$—
Granted	1,145,000	$11.49
Forfeited	(18,000)	$11.51
Vested	—	$—
Outstanding at December 31, 2022	1,127,000	$11.49